Long-Term Debt (Peninsula Senior Notes Narrative) (Details) - USD ($)		12 Months Ended
	Aug. 16, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
For the year ending December 31,
Amortization of debt financing costs and discounts on debt		$ 21,308,000	$ 22,377,000	$ 34,126,000
Payments of Debt Issuance Costs		14,004,000	83,000	34,637,000
Senior Notes | 8.375% Senior Notes due 2018
For the year ending December 31,
Debt instrument, stated interest rate	8.375%
Peninsula | Bank Credit Facility
For the year ending December 31,
Amount outstanding		662,750,000	742,400,000
Amortization of debt financing costs and discounts on debt		$ 2,100,000	$ 1,500,000	$ 1,300,000
Peninsula | Senior Notes | 8.375% Senior Notes due 2018
For the year ending December 31,
Face amount	$ 350,000,000
Debt instrument, stated interest rate	8.375%	8.375%	8.38%
Conditional repurchase price, % of principal	101.00%
Debt instrument, redemption price, percentage		104.188%
Payments of Debt Issuance Costs	$ 14,200,000
Prior to August 15, 2014 | Peninsula | Senior Notes | 8.375% Senior Notes due 2018
For the year ending December 31,
Redemption price, % of principal, subject to make-whole premium	100.00%
During 2016 and Thereafter | Peninsula | Senior Notes | 8.375% Senior Notes due 2018
For the year ending December 31,
Debt instrument, redemption price, percentage	101.00%